Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 331,664,194.00
Previously Paid Amount	0.00
Total Fee Amount	45,803.00
Total Offset Amount	0.00
Net Fee	$ 45,803.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false